Earnings per Share - Summary of Earnings Per Share (Parenthetical) (Detail) - CAD ($)	3 Months Ended
	Jan. 31, 2019	Oct. 31, 2018	Jan. 31, 2018
Earnings per share [abstract]
Outstanding options excluded from calculation of diluted earnings per share	2,107,454	0	504,344
Weighted average Exercise price of average outstanding share options excluded from the calculation of diluted earnings per share	$ 114.58	$ 0.00	$ 120.02